Reporting Segments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Reporting Segments [Abstract]
Schedule of Home Sale Revenues and Pretax Income by Segment

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2014	2013	2014	2013
Home sales, golf and other revenues
Colorado	$40,291	$37,963	$124,490	$103,971
Central Texas	16,460	3,531	42,746	3,531
Houston	7,365	—	7,365	—
Nevada	27,845	—	46,883	—
Total	$91,961	$41,494	$221,484	$107,502

Income before tax expense
Colorado	$5,620	$6,217	$19,856	$18,383
Central Texas	2,172	232	4,287	232
Houston	(87)	—	(87)	—
Nevada	2,731	—	5,412	—
Corporate	(3,739)	(2,665)	(9,525)	(5,277)
Total	$6,697	$3,784	$19,943	$13,338

	Year Ended December 31,
	2013	2012
Colorado	$149,997	$96,030
Texas	21,136	—
Total home sales revenue	$171,133	$96,030

Colorado	$26,117	$11,045
Texas	299	—
Corporate	(8,343)	(3,606)
Total income before taxes	$18,073	$7,439

Schedule of Total Assets by Segment

	September 30,	December 31,
	2014	2013
Colorado	$251,733	$167,948
Central Texas	74,055	27,386
Houston	25,540	—
Nevada	176,982	—
Corporate	110,283	117,305
Total	$638,593	$312,639

	As of December 31,
	2013	2012
Colorado	$167,948	$80,878
Texas	27,386	—
Corporate	117,305	9,795
Total assets	$312,639	$90,673